Investments in equity investees - ZTO LTL, Feng Wang and CRRC (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 31, 2018 CNY (¥)	May 31, 2013
ZTO Supply Chain Management Co., Ltd.
Investments in equity investees
Equity interest in equity method investment (as a percent)	18.00%				18.00%
Capital contribution in cash	$ 14,017				¥ 99,519
Cash consideration	$ 83,817	¥ 582,526
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL") (2)
Investments in equity investees
Equity interest in equity method investment (as a percent)	18.00%				18.00%
Capital contribution in cash					¥ 90,000
Tonglu Antong Management LLP
Investments in equity investees
Cash consideration			¥ 49,000	¥ 70,000
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC") (3)
Investments in equity investees
Equity interest in equity method investment (as a percent)							1.00%
Zhijiang New Industries Limited ("ZJ New Industries") (3)
Investments in equity investees
Capital contribution in cash						¥ 500,000
Equity interest in equity investments without readily determinable fair values (as a percent)						2.00%